Quarterly Holdings Report
for
Fidelity® Low-Priced Stock K6 Fund
October 31, 2024
LPSK6-NPRT1-1224
1.9883996.107
Common Stocks - 97.6%
	Shares	Value ($)
AUSTRALIA - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Amotiv Ltd	127,745	889,130
Consumer Staples - 0.1%
Food Products - 0.1%
Inghams Group Ltd	734,317	1,380,251
Financials - 0.0%
Insurance - 0.0%
AUB Group Ltd	53,860	1,128,757
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Servcorp Ltd	108,973	357,480
TOTAL AUSTRALIA		3,755,618
AUSTRIA - 0.3%
Materials - 0.3%
Construction Materials - 0.2%
Wienerberger AG	307,197	9,256,053
Containers & Packaging - 0.1%
Mayr Melnhof Karton AG	33,841	3,000,060
TOTAL AUSTRIA		12,256,113
BELGIUM - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Econocom Group SA/NV	598,011	1,282,759
Semiconductors & Semiconductor Equipment - 0.0%
Melexis NV	12,608	818,061
TOTAL BELGIUM		2,100,820
BRAZIL - 0.2%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Atacadao SA	2,744,700	3,556,160
Health Care - 0.1%
Pharmaceuticals - 0.1%
Hypera SA	1,101,200	4,209,815
TOTAL BRAZIL		7,765,975
CANADA - 3.8%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc	155,805	5,006,439
Specialty Retail - 0.1%
Bmtc Group Inc	331,206	3,007,936
Leon's Furniture Ltd	21,337	411,155
		3,419,091
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear Inc	384,711	18,827,312
TOTAL CONSUMER DISCRETIONARY		27,252,842

Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 1.7%
Alimentation Couche-Tard Inc	372,432	19,422,047
Metro Inc/CN	812,233	48,237,546
North West Co Inc/The	9,589	360,943
		68,020,536
Energy - 0.9%
Energy Equipment & Services - 0.1%
PHX Energy Services Corp	211,286	1,415,806
Total Energy Services Inc	252,912	1,747,415
		3,163,221
Oil, Gas & Consumable Fuels - 0.8%
Cenovus Energy Inc	1,472,362	23,676,652
Parkland Corp	309,385	7,199,392
		30,876,044
TOTAL ENERGY		34,039,265

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Goodfellow Inc	127,975	1,235,310
Richelieu Hardware Ltd	88,214	2,324,539
		3,559,849
Information Technology - 0.1%
Software - 0.1%
Open Text Corp	196,212	5,884,880
Materials - 0.2%
Paper & Forest Products - 0.2%
Stella-Jones Inc	136,568	8,256,756
Western Forest Prods Inc (b)(c)	1,733,891	616,423
		8,873,179
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Real Matters Inc (b)	531,030	2,688,808
TOTAL CANADA		150,319,359
CHINA - 2.2%
Communication Services - 0.1%
Entertainment - 0.1%
Netease Inc	109,450	1,760,919
Interactive Media & Services - 0.0%
JOYY Inc Class A ADR	26,574	904,845
TOTAL COMMUNICATION SERVICES		2,665,764

Consumer Discretionary - 0.4%
Broadline Retail - 0.1%
Vipshop Holdings Ltd Class A ADR	149,322	2,156,210
Household Durables - 0.3%
Chervon Holdings Ltd	1,834,517	4,831,051
Gree Electric Appliances Inc of Zhuhai A Shares (China)	1,233,446	7,543,848
		12,374,899
Textiles, Apparel & Luxury Goods - 0.0%
Best Pacific International Holdings Ltd (d)	5,167,675	1,734,252
TOTAL CONSUMER DISCRETIONARY		16,265,361

Consumer Staples - 0.1%
Food Products - 0.0%
Sunjuice Holdings Co Ltd	22,000	96,664
Personal Care Products - 0.1%
Hengan International Group Co Ltd	1,515,282	4,474,413
TOTAL CONSUMER STAPLES		4,571,077

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
China Petroleum & Chemical Corp H Shares	8,938,714	5,035,092
Financials - 0.0%
Financial Services - 0.0%
Far East Horizon Ltd	1,619,784	1,130,592
Health Care - 0.5%
Biotechnology - 0.0%
Essex Bio-Technology Ltd	934,750	322,319
Health Care Providers & Services - 0.4%
Sinopharm Group Co Ltd H Shares	6,361,147	15,847,471
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd	2,372,318	2,372,914
Consun Pharmaceutical Group Ltd	506,366	539,640
		2,912,554
TOTAL HEALTH CARE		19,082,344

Industrials - 0.2%
Air Freight & Logistics - 0.0%
Sinotrans Ltd H Shares	4,571,105	2,042,324
Construction & Engineering - 0.0%
Sinopec Engineering Group Co Ltd H Shares	10,587	7,351
Machinery - 0.1%
Haitian International Holdings Ltd	982,186	2,716,708
Precision Tsugami China Corp Ltd (d)	131,599	186,970
TK Group Holdings Ltd	959,038	216,606
		3,120,284
Marine Transportation - 0.1%
SITC International Holdings Co Ltd	983,930	2,780,893
Trading Companies & Distributors - 0.0%
Horizon Construction Development Ltd	88,409	17,712
Transportation Infrastructure - 0.0%
Qingdao Port International Co Ltd H Shares (d)(e)	2,396,839	1,679,311
TOTAL INDUSTRIALS		9,647,875

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Kingboard Holdings Ltd	8,103,916	19,623,332
VSTECS Holdings Ltd	11,981,173	6,927,783
		26,551,115
Materials - 0.0%
Chemicals - 0.0%
Yip's Chemical Holdings Ltd	501,983	103,073
Utilities - 0.1%
Gas Utilities - 0.1%
China Resources Gas Group Ltd	624,020	2,405,990
TOTAL CHINA		87,458,283
DENMARK - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
Scandinavian Tobacco Group A/S Series A (d)(e)	133,895	2,011,036
Financials - 0.0%
Banks - 0.0%
Spar Nord Bank A/S	67,893	1,306,825
TOTAL DENMARK		3,317,861
FRANCE - 2.1%
Communication Services - 0.0%
Media - 0.0%
IPSOS SA	34,100	1,672,119
Consumer Discretionary - 0.1%
Household Durables - 0.1%
SEB SA	19,700	2,065,725
Specialty Retail - 0.0%
Maisons du Monde SA (d)(e)	112,478	488,780
Mr Bricolage SA (b)	78,802	661,734
		1,150,514
TOTAL CONSUMER DISCRETIONARY		3,216,239

Energy - 1.3%
Energy Equipment & Services - 0.0%
Vallourec SACA (b)	48,053	786,658
Oil, Gas & Consumable Fuels - 1.3%
TotalEnergies SE ADR	769,810	48,159,314
TOTAL ENERGY		48,945,972

Financials - 0.1%
Capital Markets - 0.1%
Antin Infrastructure Partners SA	258,590	2,964,705
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
Societe BIC SA	5,280	385,376
Ground Transportation - 0.2%
Stef SA	43,090	6,440,096
Professional Services - 0.0%
Synergie SA (b)	15,389	510,551
Trading Companies & Distributors - 0.0%
Thermador Groupe	8,670	673,359
TOTAL INDUSTRIALS		8,009,382

Information Technology - 0.4%
IT Services - 0.4%
Alten SA	22,240	1,879,684
Neurones	8,926	452,451
Sopra Steria Group	64,302	12,296,244
		14,628,379
Software - 0.0%
Linedata Services	3,551	312,098
NetGem SA	47,039	52,446
		364,544
TOTAL INFORMATION TECHNOLOGY		14,992,923

Materials - 0.0%
Containers & Packaging - 0.0%
Groupe Guillin	61,855	1,840,184
TOTAL FRANCE		81,641,524
GERMANY - 0.4%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Mercedes-Benz Group AG	64,285	3,905,358
Financials - 0.1%
Capital Markets - 0.0%
DWS Group GmbH & Co KGaA (d)(e)	20,032	857,646
Insurance - 0.1%
Talanx AG	35,031	2,703,548
TOTAL FINANCIALS		3,561,194

Industrials - 0.1%
Aerospace & Defense - 0.0%
Rheinmetall AG	4,275	2,200,442
Commercial Services & Supplies - 0.1%
Takkt AG	231,033	2,256,730
Machinery - 0.0%
JOST Werke SE (d)(e)	9,670	455,453
Stabilus SE	19,192	758,846
		1,214,299
TOTAL INDUSTRIALS		5,671,471

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
BRANICKS Group AG (b)(c)	153,086	420,461
Instone Real Estate Group SE (d)(e)	182,311	1,626,132
		2,046,593
TOTAL GERMANY		15,184,616
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	145,264	1,690,873
GREECE - 1.1%
Consumer Discretionary - 0.7%
Distributors - 0.0%
Autohellas Tourist and Trading SA	24,192	298,936
Specialty Retail - 0.7%
JUMBO SA	1,016,701	27,094,955
TOTAL CONSUMER DISCRETIONARY		27,393,891

Consumer Staples - 0.1%
Personal Care Products - 0.1%
Sarantis SA	479,766	5,750,957
Financials - 0.2%
Banks - 0.2%
Eurobank Ergasias Services and Holdings SA	1,963,905	4,063,755
National Bank of Greece SA	474,262	3,704,008
		7,767,763
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Metlen Energy & Metals SA	85,844	2,993,661
Transportation Infrastructure - 0.0%
Athens International Airport SA	85,860	733,144
TOTAL INDUSTRIALS		3,726,805

TOTAL GREECE		44,639,416
HONG KONG - 0.4%
Communication Services - 0.0%
Media - 0.0%
Pico Far East Holdings Ltd	2,682,699	634,483
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Cross-Harbour Holdings Ltd/The	223,754	195,008
Leisure Products - 0.0%
Dream International Ltd	118,000	73,126
Specialty Retail - 0.0%
Goldlion Holdings Ltd	3,166,572	355,577
Textiles, Apparel & Luxury Goods - 0.0%
Sun Hing Vision Group Holdings Ltd	1,796,588	110,040
Texwinca Holdings Ltd	3,761,898	446,176
Victory City International Holdings Ltd (b)(f)	4,590,144	171,228
		727,444
TOTAL CONSUMER DISCRETIONARY		1,351,155

Consumer Staples - 0.0%
Food Products - 0.0%
Pacific Andes International Holdings Ltd (b)(f)	3,104,000	4
Pacific Andes Resources Development Ltd (b)(f)	1,379,862	10
		14
Financials - 0.1%
Consumer Finance - 0.1%
Aeon Credit Service Asia Co Ltd	2,019,397	1,516,658
Health Care - 0.0%
Pharmaceuticals - 0.0%
Dawnrays Pharmaceutical Holdings Ltd	9,120,273	1,454,720
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Lion Rock Group Ltd	1,935,061	343,219
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.2%
PAX Global Technology Ltd	7,039,636	4,663,806
Semiconductors & Semiconductor Equipment - 0.1%
ASMPT Ltd	392,637	4,256,515
TOTAL INFORMATION TECHNOLOGY		8,920,321

Materials - 0.0%
Chemicals - 0.0%
EcoGreen International Group Ltd (f)	6,170,931	8
TOTAL HONG KONG		14,220,578
INDIA - 0.5%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Oil & Natural Gas Corp Ltd	853,769	2,692,481
Oil India Ltd	561,600	3,147,104
Petronet LNG Ltd	764,500	3,016,708
		8,856,293
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Redington Ltd	4,195,122	9,672,630
Utilities - 0.0%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	5,733	21,807
TOTAL INDIA		18,550,730
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Selamat Sempurna Tbk PT	10,339,800	1,260,033
IRELAND - 0.4%
Financials - 0.3%
Banks - 0.3%
AIB Group PLC	1,111,991	5,919,627
Bank of Ireland Group PLC	502,393	4,624,297
		10,543,924
Industrials - 0.1%
Machinery - 0.0%
Mincon Group Plc	215,609	103,192
Marine Transportation - 0.1%
Irish Continental Group PLC unit	702,656	3,898,002
Trading Companies & Distributors - 0.0%
AerCap Holdings NV	32,554	3,045,427
TOTAL INDUSTRIALS		7,046,621

TOTAL IRELAND		17,590,545
ISLE OF MAN - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Strix Group PLC	389,652	313,017
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Max Stock Ltd	184,851	488,918
ITALY - 0.7%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Brembo NV	270,828	2,839,583
Household Durables - 0.0%
Emak SpA	492,548	519,696
TOTAL CONSUMER DISCRETIONARY		3,359,279

Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	220,700	7,712,162
Consumer Staples Distribution & Retail - 0.0%
MARR SpA	1,869	21,753
MARR SpA	9,186	106,915
		128,668
TOTAL CONSUMER STAPLES		7,840,830

Financials - 0.1%
Capital Markets - 0.1%
Azimut Holding SpA	15,236	377,201
Banca Generali SpA	63,005	2,792,062
		3,169,263
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	92,277	5,229,501
Industrials - 0.0%
Machinery - 0.0%
Interpump Group SpA	7,000	310,966
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Sesa SpA	42,104	3,659,311
Sesa SpA rights (b)	42,104	0
		3,659,311
Materials - 0.1%
Construction Materials - 0.1%
Buzzi SpA	60,140	2,353,714
TOTAL ITALY		25,922,864
JAPAN - 7.8%
Communication Services - 0.1%
Entertainment - 0.1%
GungHo Online Entertainment Inc	82,828	1,844,936
Media - 0.0%
RKB Mainichi Holdings Corp	3,636	113,589
Trenders Inc (c)	19,078	112,043
		225,632
TOTAL COMMUNICATION SERVICES		2,070,568

Consumer Discretionary - 1.0%
Automobile Components - 0.0%
Daikyonishikawa Corp	62,924	262,266
Automobiles - 0.1%
Isuzu Motors Ltd	177,992	2,301,755
Broadline Retail - 0.1%
ASKUL Corp	428,595	5,404,519
Distributors - 0.2%
Arata Corp	138,748	3,115,028
Central Automotive Products Ltd	34,495	1,038,945
PALTAC Corp	183,003	4,938,451
		9,092,424
Diversified Consumer Services - 0.0%
Aucnet Inc	28,241	440,781
Gakkyusha Co Ltd	25,378	314,707
JP-Holdings Inc	117,621	553,341
		1,308,829
Household Durables - 0.4%
First Juken Co Ltd (c)	157,031	1,065,210
FJ Next Holdings Co Ltd	202,320	1,497,317
Open House Group Co Ltd	81,833	3,016,475
Pressance Corp (c)	400,849	4,962,208
Token Corp	36,081	2,530,317
		13,071,527
Leisure Products - 0.0%
Roland Corp	50,057	1,280,490
Specialty Retail - 0.2%
ARCLANDS CORP	144,212	1,575,626
Fuji Corp/Miyagi	61,344	730,389
Hamee Corp	79,484	537,836
K's Holdings Corp	73,064	698,673
Nafco Co Ltd	268,102	3,622,202
Syuppin Co Ltd	38,184	262,569
		7,427,295
TOTAL CONSUMER DISCRETIONARY		40,149,105

Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.1%
Belc Co Ltd	153,185	6,556,151
Cosmos Pharmaceutical Corp	199,398	9,583,678
Create SD Holdings Co Ltd (c)	422,746	8,303,364
G-7 Holdings Inc	234,523	2,196,332
Genky DrugStores Co Ltd	306,905	6,230,220
Halows Co Ltd	179,969	5,032,064
YAKUODO Holdings Co Ltd	19,903	276,817
Yaoko Co Ltd	109,582	6,661,246
		44,839,872
Food Products - 0.1%
Axyz Co Ltd	2,548	44,182
Pickles Holdings Co Ltd	45,119	314,686
S Foods Inc	119,168	2,175,415
		2,534,283
Household Products - 0.0%
Transaction Co Ltd (c)	68,189	1,103,746
TOTAL CONSUMER STAPLES		48,477,901

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Inpex Corp	27,222	358,842
Iwatani Corp	49,996	651,748
		1,010,590
Financials - 0.3%
Financial Services - 0.3%
Asax Co Ltd	2,304	11,081
Fuyo General Lease Co Ltd	21,703	1,535,775
Tokyo Century Corp	77,435	787,804
Zenkoku Hosho Co Ltd	225,211	8,137,708
		10,472,368
Health Care - 0.4%
Health Care Equipment & Supplies - 0.2%
Fukuda Denshi Co Ltd	149,963	7,552,963
Nakanishi Inc	50,420	857,385
Techno Medica Co Ltd	3,260	38,590
		8,448,938
Health Care Providers & Services - 0.2%
Ci Medical Co Ltd	70,557	538,596
Ship Healthcare Holdings Inc	336,627	5,118,850
WIN-Partners Co Ltd	314,394	2,533,974
		8,191,420
Health Care Technology - 0.0%
Software Service Inc	6,182	513,777
TOTAL HEALTH CARE		17,154,135

Industrials - 2.5%
Air Freight & Logistics - 0.2%
AIT Corp	20,931	243,340
AZ-COM MARUWA Holdings Inc	261,039	1,761,409
Hamakyorex Co Ltd	636,264	5,185,505
Senko Group Holdings Co Ltd	63,718	599,033
		7,789,287
Building Products - 0.1%
Kondotec Inc	204,364	1,704,178
Nihon Dengi Co Ltd	39,498	1,428,923
Nihon Flush Co Ltd	143,646	836,319
Sekisui Jushi Corp	16,902	250,688
		4,220,108
Commercial Services & Supplies - 0.1%
Aeon Delight Co Ltd	25,411	721,788
Ajis Co Ltd	39,903	655,702
CTS Co Ltd	42,943	255,678
Prestige International Inc	354,607	1,585,199
		3,218,367
Construction & Engineering - 0.2%
Dai-Dan Co Ltd	25,317	494,320
Daiichi Kensetsu Corp	157,013	2,188,482
Fuji Furukawa Engineering & Construction CO Ltd	1,817	65,422
MIRAIT ONE corp	41,026	583,527
Nippon Rietec Co Ltd	9,438	64,196
Raiznext Corp	461,287	4,723,477
		8,119,424
Electrical Equipment - 0.1%
Aichi Electric Co Ltd	46,699	1,233,006
Chiyoda Integre Co Ltd	42,371	932,973
		2,165,979
Ground Transportation - 0.1%
Sakai Moving Service Co Ltd	328,718	5,311,179
Machinery - 0.3%
Anest Iwata Corp	39,600	364,729
Daiwa Industries Ltd	108,208	1,023,473
Estic Corp	47,574	265,500
Hosokawa Micron Corp	13,953	364,758
IHI Corp	48,738	2,594,759
Nadex Co Ltd	86,543	543,195
Shinwa Co Ltd/Nagoya	36,757	645,255
Takeuchi Manufacturing Co Ltd	67,223	2,094,912
Teikoku Electric Manufacturing Co Ltd	25,154	465,857
Tocalo Co Ltd	302,161	3,514,892
Trinity Industrial Corp	141,942	889,281
Yamada Corp	7,865	269,019
		13,035,630
Professional Services - 0.2%
Altech Corp	42,307	765,921
Artner Co Ltd	29,327	338,521
Careerlink Co Ltd	22,134	362,356
Creek & River Co Ltd	1,844	19,346
Gakujo Co Ltd (c)	34,900	379,808
Hito Communications Holdings Inc	10,214	54,639
Ifis Japan Ltd	23,005	84,565
Persol Holdings Co Ltd	1,982,933	3,330,405
Quick Co Ltd	132,599	1,748,883
WDB Holdings Co Ltd (c)	106,457	1,194,382
Will Group Inc	132,540	850,850
		9,129,676
Trading Companies & Distributors - 1.2%
Chori Co Ltd	152,699	4,091,955
Green Cross Co Ltd (f)	59,850	495,139
Inaba Denki Sangyo Co Ltd	62,720	1,573,135
ITOCHU Corp	352,278	17,426,429
Kamei Corp	20,318	261,586
Mitani Corp	407,189	5,007,794
Parker Corp	208,233	1,044,291
Sanyo Trading Co Ltd	35,114	336,814
Senshu Electric Co Ltd (c)	159,064	5,289,273
Totech Corp	329,258	5,641,004
Yamazen Corp	16,626	144,420
Yuasa Trading Co Ltd	67,564	2,054,127
		43,365,967
Transportation Infrastructure - 0.0%
Daito Koun Co Ltd	2,383	11,016
Isewan Terminal Service Co Ltd	32,280	144,739
		155,755
TOTAL INDUSTRIALS		96,511,372

Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.4%
Daiwabo Holdings Co Ltd	259,841	4,677,494
Dexerials Corp	235,648	3,597,774
Maruwa Co Ltd/Aichi	12,319	3,398,413
Nippo Ltd	81,190	1,101,237
Riken Keiki Co Ltd	33,226	941,354
Shibaura Electronics Co Ltd	113,394	2,620,402
		16,336,674
IT Services - 0.3%
Argo Graphics Inc	116,107	3,992,439
Asahi Intelligence Service Co Ltd	8,782	47,730
Avant Group Corp	29,132	410,312
CDS Co Ltd	8,346	96,663
Densan System Holdings Co Ltd	19,159	330,741
DTS Corp	88,496	2,292,189
Future Corp	47,125	603,402
Himacs Ltd	3,450	31,364
Information Planning Co (c)	15,201	419,850
TDC Soft Inc	138,073	1,115,622
TIS Inc	135,998	3,391,309
		12,731,621
Semiconductors & Semiconductor Equipment - 0.4%
Japan Material Co Ltd	11,496	136,858
Renesas Electronics Corp	809,458	10,845,378
SUMCO Corp	543,842	5,199,903
		16,182,139
Software - 0.2%
Cresco Ltd	160,997	1,289,913
Focus Systems Corp	42,873	301,507
Fukui Computer Holdings Inc	25,333	446,692
Justsystems Corp	56,207	1,256,757
KSK Co Ltd/Inagi	82,757	1,571,864
NSW Inc/Japan	22,368	434,121
Pro-Ship Inc	72,222	704,695
System Research Co Ltd	33,166	311,876
WingArc1st Inc	31,600	673,166
		6,990,591
Technology Hardware, Storage & Peripherals - 0.1%
Elecom Co Ltd	70,039	660,275
MCJ Co Ltd	341,125	3,196,308
		3,856,583
TOTAL INFORMATION TECHNOLOGY		56,097,608

Materials - 0.7%
Chemicals - 0.4%
C Uyemura & Co Ltd	109,335	7,599,048
JCU Corp	50,338	1,160,285
Kansai Paint Co Ltd	155,552	2,533,421
Muto Seiko Co	25,449	272,609
		11,565,363
Construction Materials - 0.1%
Mitani Sekisan Co Ltd	141,115	5,793,533
Vertex Corp/Japan	3,617	48,063
		5,841,596
Containers & Packaging - 0.2%
Chuoh Pack Industry Co Ltd	48,355	412,824
Kohsoku Corp	213,086	3,499,346
Pack Corp/The (c)	195,516	4,784,357
		8,696,527
Metals & Mining - 0.0%
CK-San-Etsu Co Ltd (c)	4,487	105,490
TOTAL MATERIALS		26,208,976

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arealink Co Ltd	23,900	285,448
Starts Corp Inc	49,700	1,144,871
		1,430,319
Utilities - 0.2%
Electric Utilities - 0.2%
Kansai Electric Power Co Inc/The	472,177	7,572,340
TOTAL JAPAN		307,155,282
KOREA (SOUTH) - 1.7%
Consumer Discretionary - 0.4%
Automobile Components - 0.1%
Motonic Corp	90,104	567,710
Snt Holdings Co Ltd	126,832	2,086,417
		2,654,127
Broadline Retail - 0.0%
Gwangju Shinsegae Co Ltd	38,697	835,436
Household Durables - 0.0%
Cuckoo Holdings Co Ltd	76,940	1,359,103
Textiles, Apparel & Luxury Goods - 0.3%
Handsome Co Ltd	217,100	2,449,944
Youngone Corp	39,664	1,213,401
Youngone Holdings Co Ltd	115,855	7,434,488
		11,097,833
TOTAL CONSUMER DISCRETIONARY		15,946,499

Consumer Staples - 0.3%
Food Products - 0.1%
Ottogi Corp	12,053	3,684,195
Sunjin Co Ltd	241,400	1,158,460
		4,842,655
Tobacco - 0.2%
KT&G Corp	73,940	5,892,603
TOTAL CONSUMER STAPLES		10,735,258

Financials - 0.0%
Capital Markets - 0.0%
Korea Ratings Corp	16,800	1,040,659
Financial Services - 0.0%
Nice Information & Telecom Inc	46,280	628,281
TOTAL FINANCIALS		1,668,940

Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
InBody Co Ltd	85,500	1,511,818
Interojo Co Ltd (f)	15,800	286,020
Value Added Technology Co Ltd	63,387	1,045,192
Vieworks Co Ltd	43,800	758,513
		3,601,543
Pharmaceuticals - 0.2%
Daewon Pharmaceutical Co Ltd	49,360	513,054
Daihan Pharmaceutical Co Ltd	50,300	917,954
DongKook Pharmaceutical Co Ltd	140,880	1,834,063
Huons Co Ltd	78,866	1,566,454
Korea United Pharm Inc	4,980	75,012
Kwang Dong Pharmaceutical Co Ltd	450,892	1,808,767
		6,715,304
TOTAL HEALTH CARE		10,316,847

Industrials - 0.3%
Commercial Services & Supplies - 0.2%
Fursys Inc	31,768	965,573
S-1 Corp	108,060	5,070,866
		6,036,439
Electrical Equipment - 0.1%
Korea Electric Terminal Co Ltd	71,107	3,934,856
Vitzrocell Co Ltd	12,100	164,426
		4,099,282
Machinery - 0.0%
Hy-Lok Corp	11,000	188,043
SIMPAC Inc	176,420	507,347
		695,390
Professional Services - 0.0%
e-Credible Co Ltd	27,075	247,429
TOTAL INDUSTRIALS		11,078,540

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
IDIS Holdings Co Ltd	41,056	270,685
MAKUS Inc	69,400	436,438
SAMT Co Ltd	8,500	19,090
		726,213
IT Services - 0.0%
Gabia Inc	97,100	949,818
Semiconductors & Semiconductor Equipment - 0.0%
Systems Technology Inc/South Korea	24,400	378,415
Software - 0.0%
Hecto Innovation Co Ltd	71,300	641,181
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	309,440	13,182,163
TOTAL INFORMATION TECHNOLOGY		15,877,790

Materials - 0.0%
Chemicals - 0.0%
Miwon Commercial Co Ltd	5,490	805,007
Soulbrain Co Ltd	16,738	2,446,902
		3,251,909
TOTAL KOREA (SOUTH)		68,875,783
MALAYSIA - 0.1%
Materials - 0.0%
Chemicals - 0.0%
Scientex BHD	670,207	677,744
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp BHD	4,744,800	4,450,371
TOTAL MALAYSIA		5,128,115
MEXICO - 0.2%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Corporativo Fragua SAB de CV (c)	42,418	1,865,506
Food Products - 0.0%
Gruma SAB de CV Series B	58,941	1,018,135
TOTAL CONSUMER STAPLES		2,883,641

Financials - 0.0%
Insurance - 0.0%
Qualitas Controladora SAB de CV	116,920	817,993
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Medica Sur SAB de CV (c)	148,890	215,788
Pharmaceuticals - 0.1%
Genomma Lab Internacional SAB de CV	1,970,870	2,631,832
TOTAL HEALTH CARE		2,847,620

TOTAL MEXICO		6,549,254
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	9,667	563,296
NETHERLANDS - 1.4%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Acomo NV	17,356	328,494
Financials - 0.7%
Capital Markets - 0.1%
Van Lanschot Kempen NV depository receipt	121,003	5,534,664
Insurance - 0.6%
ASR Nederland NV	282,934	13,409,167
NN Group NV	159,453	7,837,979
		21,247,146
TOTAL FINANCIALS		26,781,810

Industrials - 0.7%
Electrical Equipment - 0.1%
TKH Group NV depository receipt	136,332	5,531,408
Machinery - 0.6%
Aalberts NV (b)	616,004	22,219,136
TOTAL INDUSTRIALS		27,750,544

TOTAL NETHERLANDS		54,860,848
NEW ZEALAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hallenstein Glasson Holdings Ltd	84,075	378,953
NORWAY - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Europris ASA (d)(e)	385,637	2,387,401
Specialty Retail - 0.0%
Kid ASA (d)(e)	28,471	391,857
TOTAL CONSUMER DISCRETIONARY		2,779,258

Financials - 0.3%
Banks - 0.3%
SpareBank 1 Nord Norge	322,041	3,449,289
Sparebank 1 Oestlandet	302,081	4,325,173
SpareBank 1 Sor-Norge ASA	175,856	2,324,454
		10,098,916
Capital Markets - 0.0%
ABG Sundal Collier Holding ASA	733,075	460,496
TOTAL FINANCIALS		10,559,412

Industrials - 0.0%
Construction & Engineering - 0.0%
Norconsult Norge AS	159,610	561,527
Professional Services - 0.0%
Multiconsult ASA (d)(e)	29,651	512,144
TOTAL INDUSTRIALS		1,073,671

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Selvaag Bolig ASA	63,525	190,282
TOTAL NORWAY		14,602,623
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Intercorp Financial Services Inc (United States) (d)	80,439	2,177,484
PHILIPPINES - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Century Pacific Food Inc	2,848,461	2,048,868
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Robinsons Land Corp	5,425,171	1,427,052
TOTAL PHILIPPINES		3,475,920
POLAND - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Eurocash SA (c)	330,700	712,169
PORTUGAL - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ibersol SGPS SA	177,683	1,422,502
Materials - 0.1%
Containers & Packaging - 0.1%
Corticeira Amorim SGPS SA	221,388	2,018,028
TOTAL PORTUGAL		3,440,530
PUERTO RICO - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (b)	340,779	3,298,741
Financials - 0.5%
Banks - 0.2%
First BanCorp/Puerto Rico	374,576	7,221,825
Ofg Bancorp	13,831	556,974
		7,778,799
Financial Services - 0.3%
EVERTEC Inc	398,755	13,063,214
TOTAL FINANCIALS		20,842,013

TOTAL PUERTO RICO		24,140,754
SINGAPORE - 0.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hour Glass Ltd/The	241,884	285,063
Consumer Staples - 0.1%
Food Products - 0.1%
Delfi Ltd	772,659	510,330
Food Empire Holdings Ltd	1,797,456	1,385,938
		1,896,268
Industrials - 0.0%
Construction & Engineering - 0.0%
Boustead Singapore Ltd	771,139	600,230
Professional Services - 0.0%
HRnetgroup Ltd (d)	566,098	290,460
Trading Companies & Distributors - 0.0%
KS Energy Ltd (f)	921,857	7
TOTAL INDUSTRIALS		890,697

Real Estate - 0.0%
Industrial REITs - 0.0%
Mapletree Industrial Trust	634,728	1,146,139
TOTAL SINGAPORE		4,218,167
SPAIN - 0.7%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
CIE Automotive SA	212,593	5,688,702
Financials - 0.1%
Banks - 0.0%
Bankinter SA	93,646	762,957
Insurance - 0.1%
Grupo Catalana Occidente SA	61,950	2,540,457
TOTAL FINANCIALS		3,303,414

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Prim SA	129,117	1,376,380
Pharmaceuticals - 0.1%
Faes Farma SA	492,599	1,896,819
TOTAL HEALTH CARE		3,273,199

Industrials - 0.1%
Air Freight & Logistics - 0.1%
Logista Integral SA	164,245	5,020,276
Commercial Services & Supplies - 0.0%
Prosegur Comp Securidad SA	37,038	75,983
TOTAL INDUSTRIALS		5,096,259

Information Technology - 0.3%
IT Services - 0.3%
Indra Sistemas SA	478,857	8,438,203
Materials - 0.0%
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	61,012	809,662
TOTAL SPAIN		26,609,439
SWEDEN - 1.1%
Consumer Discretionary - 0.7%
Automobile Components - 0.3%
Autoliv Inc	109,781	10,196,460
Automobiles - 0.0%
Kabe Group AB B Shares	41,382	1,238,988
Broadline Retail - 0.1%
Rusta AB	450,179	3,018,925
Hotels, Restaurants & Leisure - 0.2%
Betsson AB B Shares (b)	477,795	6,355,323
Household Durables - 0.1%
JM AB	227,982	3,836,593
Specialty Retail - 0.0%
BHG Group AB (b)	574,971	963,272
TOTAL CONSUMER DISCRETIONARY		25,609,561

Consumer Staples - 0.0%
Beverages - 0.0%
Viva Wine Group AB	441,400	1,764,846
Industrials - 0.4%
Building Products - 0.0%
Inwido AB	2,451	44,490
Electrical Equipment - 0.2%
AQ Group AB	578,596	7,309,462
Machinery - 0.1%
Beijer Alma AB B Shares	206,705	3,321,388
Trading Companies & Distributors - 0.1%
Alligo AB B Shares	29,622	350,308
Bergman & Beving AB B Shares	50,404	1,416,859
Momentum Group AB B Shares	173,104	2,924,452
		4,691,619
TOTAL INDUSTRIALS		15,366,959

Information Technology - 0.0%
IT Services - 0.0%
KNOW IT AB (c)	47,829	602,433
Proact IT Group AB	86,607	1,107,121
		1,709,554
Materials - 0.0%
Metals & Mining - 0.0%
Boliden AB	19,136	594,129
TOTAL SWEDEN		45,045,049
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Vontobel Holding AG	35,430	2,305,791
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A (c)	9,470	2,275,520
TOTAL SWITZERLAND		4,581,311
TAIWAN - 1.5%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Formosa Optical Technology Co Ltd	161,000	506,397
Consumer Staples - 0.0%
Personal Care Products - 0.0%
TCI Co Ltd	41,000	169,548
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hi-Clearance Inc	273,882	1,187,131
Pharmaceuticals - 0.0%
Syngen Biotech Co Ltd	35,000	140,984
TOTAL HEALTH CARE		1,328,115

Industrials - 0.0%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	32,200	335,542
Trading Companies & Distributors - 0.0%
Lumax International Corp Ltd	148,200	503,403
TOTAL INDUSTRIALS		838,945

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.6%
FLEXium Interconnect Inc	64,700	151,184
Hon Hai Precision Industry Co Ltd	792,900	5,098,821
Simplo Technology Co Ltd	862,000	9,116,479
Thinking Electronic Industrial Co Ltd	646,900	3,269,805
Tripod Technology Corp	572,000	3,387,270
Yageo Corp	229,408	3,914,573
		24,938,132
IT Services - 0.0%
Dimerco Data System Corp	177,318	633,850
Semiconductors & Semiconductor Equipment - 0.8%
Machvision Inc	22,000	242,482
Novatek Microelectronics Corp	10,000	155,017
Parade Technologies Ltd	69,000	1,507,005
Powertech Technology Inc	961,000	3,754,232
Taiwan Semiconductor Manufacturing Co Ltd	479,000	15,070,111
Topco Scientific Co Ltd	886,031	8,581,327
		29,310,174
Technology Hardware, Storage & Peripherals - 0.1%
TSC Auto ID Technology Co Ltd	420,046	2,922,637
TOTAL INFORMATION TECHNOLOGY		57,804,793

TOTAL TAIWAN		60,647,798
UNITED KINGDOM - 6.0%
Communication Services - 0.3%
Media - 0.3%
Reach PLC	718,142	855,631
WPP PLC	887,612	9,329,623
		10,185,254
Consumer Discretionary - 2.7%
Broadline Retail - 0.5%
B&M European Value Retail SA	1,371,971	6,856,985
Next PLC	91,375	11,534,920
		18,391,905
Distributors - 0.2%
Inchcape PLC	983,472	9,079,868
Diversified Consumer Services - 0.1%
Photo-Me International PLC	1,154,122	3,162,388
Hotels, Restaurants & Leisure - 0.1%
Hollywood Bowl Group PLC	582,505	2,452,378
J D Wetherspoon PLC	325,548	2,577,436
		5,029,814
Household Durables - 1.2%
Barratt Redrow PLC	2,797,654	16,103,590
Bellway PLC	555,642	20,319,162
Vistry Group PLC (b)	945,248	11,085,441
		47,508,193
Specialty Retail - 0.6%
Dunelm Group PLC	114,444	1,639,501
JD Sports Fashion PLC	7,210,503	11,529,003
Pets at Home Group Plc	1,631,447	6,231,069
WH Smith PLC	193,313	3,290,330
		22,689,903
Textiles, Apparel & Luxury Goods - 0.0%
Dr Martens PLC	3,112,327	2,195,215
TOTAL CONSUMER DISCRETIONARY		108,057,286

Consumer Staples - 0.5%
Beverages - 0.0%
AG Barr PLC	309,582	2,486,957
Food Products - 0.5%
Carr's Group PLC	709,530	997,244
Nomad Foods Ltd	460,260	8,077,563
Tate & Lyle PLC	1,008,958	9,757,507
		18,832,314
TOTAL CONSUMER STAPLES		21,319,271

Energy - 0.1%
Energy Equipment & Services - 0.1%
John Wood Group PLC (b)	3,293,844	5,372,768
Financials - 0.6%
Capital Markets - 0.2%
Rathbones Group PLC	422,912	9,074,189
Insurance - 0.4%
Direct Line Insurance Group PLC	7,098,694	15,039,055
Hiscox Ltd	42,948	599,204
		15,638,259
TOTAL FINANCIALS		24,712,448

Industrials - 1.3%
Aerospace & Defense - 0.1%
QinetiQ Group PLC	363,075	2,148,887
Commercial Services & Supplies - 0.2%
Mitie Group PLC	6,187,830	9,303,394
Electrical Equipment - 0.0%
Volex PLC	261,367	1,095,313
Industrial Conglomerates - 0.5%
DCC PLC	266,300	16,839,381
Machinery - 0.0%
Luxfer Holdings PLC	92,596	1,329,679
Passenger Airlines - 0.1%
JET2 PLC	254,589	4,717,381
Professional Services - 0.0%
Wilmington PLC	331,406	1,709,326
Trading Companies & Distributors - 0.4%
RS GROUP PLC	1,494,584	13,393,980
TOTAL INDUSTRIALS		50,537,341

Information Technology - 0.1%
Software - 0.1%
Pinewood Technologies Group PLC	702,177	3,006,001
Materials - 0.2%
Chemicals - 0.0%
Essentra PLC	627,098	1,199,979
Construction Materials - 0.1%
SigmaRoc PLC (b)	4,351,396	4,376,508
Metals & Mining - 0.1%
Hill & Smith PLC	81,819	2,146,956
TOTAL MATERIALS		7,723,443

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LSL Property Services PLC	198,588	770,769
Savills PLC	431,808	5,979,976
		6,750,745
TOTAL UNITED KINGDOM		237,664,557
UNITED STATES - 63.2%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
AT&T Inc	46,054	1,038,056
Interactive Media & Services - 0.2%
Cars.com Inc (b)	451,826	7,224,698
Media - 0.4%
Comcast Corp Class A	281,433	12,290,179
Nexstar Media Group Inc	19,737	3,472,133
Thryv Holdings Inc (b)	86,344	1,241,627
		17,003,939
TOTAL COMMUNICATION SERVICES		25,266,693

Consumer Discretionary - 7.3%
Automobile Components - 1.4%
Adient PLC (b)(c)	632,037	12,343,683
Aptiv PLC (b)	163,885	9,313,584
LCI Industries (c)	177,092	19,706,798
Lear Corp	114,785	10,991,812
Patrick Industries Inc	35,923	4,525,579
		56,881,456
Automobiles - 0.7%
General Motors Co	246,499	12,512,290
Harley-Davidson Inc	366,532	11,710,697
Stellantis NV (c)	128,871	1,755,223
		25,978,210
Broadline Retail - 0.5%
eBay Inc	81,998	4,715,705
Kohl's Corp (c)	425,112	7,856,070
Macy's Inc	356,722	5,472,115
		18,043,890
Diversified Consumer Services - 0.4%
Frontdoor Inc (b)	76,599	3,806,204
H&R Block Inc	100,267	5,988,949
Laureate Education Inc	234,546	4,029,500
		13,824,653
Household Durables - 1.0%
DR Horton Inc	36,885	6,233,564
Helen of Troy Ltd (b)	214,747	13,668,647
Tempur Sealy International Inc	227,271	10,888,554
TopBuild Corp (b)	24,387	8,617,878
ZAGG Inc rights (b)(f)	384	0
		39,408,643
Leisure Products - 0.3%
BRP Inc Subordinate Voting Shares	69,851	3,444,013
Brunswick Corp/DE	100,631	8,024,316
		11,468,329
Specialty Retail - 1.3%
Academy Sports & Outdoors Inc	219,592	11,168,449
Advance Auto Parts Inc (c)	136,261	4,863,155
AutoZone Inc (b)	46	138,414
Dick's Sporting Goods Inc	66,778	13,071,794
Sally Beauty Holdings Inc (b)	1,156,840	15,038,920
Sportsman's Warehouse Holdings Inc (b)	261,647	682,899
Ulta Beauty Inc (b)	19,600	7,232,008
Valvoline Inc (b)	1,296	52,202
		52,247,841
Textiles, Apparel & Luxury Goods - 1.7%
Crocs Inc (b)	7,200	776,304
Deckers Outdoor Corp (b)	3,258	524,179
Kontoor Brands Inc	162,181	13,887,559
Levi Strauss & Co Class A (c)	540,051	9,229,472
Oxford Industries Inc (c)	68,161	4,949,852
PVH Corp	124,937	12,301,297
Samsonite International SA (d)(e)	962,400	2,261,550
VF Corp (c)	576,594	11,941,262
Wolverine World Wide Inc	830,241	12,777,409
		68,648,884
TOTAL CONSUMER DISCRETIONARY		286,501,906

Consumer Staples - 2.4%
Beverages - 0.7%
Primo Water Corp (United States)	1,018,509	26,715,491
Consumer Staples Distribution & Retail - 1.1%
BJ's Wholesale Club Holdings Inc (b)	123,068	10,427,551
Performance Food Group Co (b)	177,434	14,416,513
Sprouts Farmers Market Inc (b)	127,506	16,375,596
		41,219,660
Food Products - 0.6%
Armanino Foods of Distinction Inc	177,335	1,237,798
Ingredion Inc	5,894	782,487
Lamb Weston Holdings Inc	282,325	21,933,830
Rocky Mountain Chocolate Factory Inc (b)(c)	70,251	184,760
Tyson Foods Inc Class A	10,700	626,913
		24,765,788
Personal Care Products - 0.0%
Edgewell Personal Care Co	18,000	629,100
TOTAL CONSUMER STAPLES		93,330,039

Energy - 5.3%
Energy Equipment & Services - 0.3%
Cactus Inc Class A	232,848	13,805,558
Oil, Gas & Consumable Fuels - 5.0%
Antero Resources Corp (b)	681,987	17,649,824
Chord Energy Corp	228,787	28,621,254
Civitas Resources Inc	278,826	13,603,921
CNX Resources Corp (b)	235,640	8,018,829
CONSOL Energy Inc	64,700	7,176,524
Diamondback Energy Inc	73,737	13,034,489
Energy Transfer LP	84,094	1,385,869
Enterprise Products Partners LP	250,100	7,167,866
Expand Energy Corp (c)	180,660	15,305,515
Gulfport Energy Corp (b)	33,000	4,568,520
Northern Oil & Gas Inc	356,036	12,906,305
Ovintiv Inc	856,161	33,561,512
Range Resources Corp	725,514	21,787,185
Shell PLC	248,999	8,313,409
Unit Corp	26,103	811,934
		193,912,956
TOTAL ENERGY		207,718,514

Financials - 15.6%
Banks - 6.8%
ACNB Corp (c)	54,943	2,307,606
Associated Banc-Corp	654,851	15,546,163
Bar Harbor Bankshares	84,845	2,727,767
Cadence Bank	599,617	20,045,196
Camden National Corp	43,250	1,814,338
Central Pacific Financial Corp	18,709	504,020
Citigroup Inc	146,264	9,385,761
Community Trust Bancorp Inc	9,422	488,060
East West Bancorp Inc	128,752	12,552,032
First Bancorp Inc/The	18,895	489,381
First Foundation Inc	2,999	20,183
FNB Corp/PA	958,434	13,897,293
Greene County Bancorp Inc	29,424	823,872
KeyCorp	733,272	12,648,942
Nicolet Bankshares Inc	33,589	3,415,665
Oak Valley Bancorp	16,254	438,858
Plumas Bancorp	24,780	1,028,618
QCR Holdings Inc	89,850	7,107,135
Southern Missouri Bancorp Inc	40,988	2,430,588
Synovus Financial Corp	502,386	25,053,990
Union Bankshares Inc/Morrisville VT	16,417	475,765
United Community Banks Inc/GA	513,958	14,627,245
US Bancorp	320,146	15,466,253
Washington Trust Bancorp Inc	99,517	3,396,515
Webster Financial Corp	256,149	13,268,518
Wells Fargo & Co	1,081,368	70,202,412
West BanCorp Inc	103,225	2,226,563
Wintrust Financial Corp	145,163	16,822,940
		269,211,679
Capital Markets - 2.7%
Bank of New York Mellon Corp/The	14,076	1,060,767
Federated Hermes Inc Class B	380,713	15,278,013
Lazard Inc Class A	393,146	20,832,807
LPL Financial Holdings Inc	40,663	11,474,285
Raymond James Financial Inc	251,810	37,323,278
SEI Investments Co	19,367	1,447,877
Stifel Financial Corp	200,420	20,767,520
		108,184,547
Consumer Finance - 0.8%
Discover Financial Services	151,926	22,550,376
OneMain Holdings Inc	185,663	9,221,881
		31,772,257
Financial Services - 1.4%
Corpay Inc (b)	94,024	31,001,593
Enact Holdings Inc	27,614	941,361
Essent Group Ltd	249,787	14,989,718
Federal Agricultural Mortgage Corp Class C	45,641	8,364,626
		55,297,298
Insurance - 3.9%
American Financial Group Inc/OH	110,266	14,216,595
First American Financial Corp	133,579	8,569,093
Hartford Financial Services Group Inc/The	87,207	9,631,141
Primerica Inc	57,102	15,806,405
Reinsurance Group of America Inc	202,647	42,774,729
Selective Insurance Group Inc	209,623	19,037,961
Stewart Information Services Corp	78,114	5,374,243
The Travelers Companies, Inc.	3,000	737,820
Unum Group	569,685	36,562,383
		152,710,370
TOTAL FINANCIALS		617,176,151

Health Care - 7.9%
Biotechnology - 0.5%
Gilead Sciences Inc	225,419	20,021,716
Regeneron Pharmaceuticals Inc (b)	714	598,475
United Therapeutics Corp (b)	1,200	448,764
Zentalis Pharmaceuticals Inc (b)	76,800	209,663
		21,278,618
Health Care Equipment & Supplies - 0.4%
DENTSPLY SIRONA Inc	482,424	11,177,764
Embecta Corp (c)	276,082	3,887,235
Utah Medical Products Inc	8,338	528,462
		15,593,461
Health Care Providers & Services - 5.8%
Centene Corp (b)	124,519	7,752,553
Cigna Group/The	38,149	12,009,687
CVS Health Corp	333,618	18,836,072
Elevance Health Inc	91,244	37,023,165
Henry Schein Inc (b)	167,549	11,766,966
Humana Inc	2,000	515,660
Labcorp Holdings Inc	100,858	23,022,856
Quest Diagnostics Inc	59,922	9,277,723
Tenet Healthcare Corp (b)	29,800	4,619,596
UnitedHealth Group Inc	116,241	65,618,045
Universal Health Services Inc Class B	175,592	35,875,202
		226,317,525
Life Sciences Tools & Services - 0.5%
ICON PLC (b)	83,158	18,470,223
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co	116,600	6,502,782
Elanco Animal Health Inc (b)	146,772	1,855,198
GSK PLC	210,300	3,797,718
Jazz Pharmaceuticals PLC (b)	4,000	440,120
Sanofi SA	146,074	15,437,076
Sanofi SA ADR	3,088	163,293
		28,196,187
TOTAL HEALTH CARE		309,856,014

Industrials - 9.0%
Aerospace & Defense - 0.6%
Cadre Holdings Inc	201,192	6,995,446
Huntington Ingalls Industries Inc	80,355	14,862,461
V2X Inc (b)	59,721	3,678,813
		25,536,720
Air Freight & Logistics - 0.0%
Radiant Logistics Inc (b)(c)	38,958	259,071
Building Products - 0.9%
Builders FirstSource Inc (b)	75,738	12,981,493
Hayward Holdings Inc (b)	1,129,152	18,360,012
Janus International Group Inc (b)	743,952	5,475,486
		36,816,991
Commercial Services & Supplies - 0.9%
Brady Corp Class A	121,404	8,636,681
Civeo Corp	142,835	3,663,717
CoreCivic Inc (b)	473,632	6,540,858
VSE Corp (c)	159,410	16,358,654
		35,199,910
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd (b)	76,240	1,547,672
EMCOR Group Inc	2,300	1,025,961
		2,573,633
Electrical Equipment - 1.0%
Acuity Brands Inc	86,278	25,942,933
Allient Inc	66,370	1,147,537
GrafTech International Ltd (b)(c)	2,710,832	4,608,414
nVent Electric PLC	68,577	5,113,787
Sensata Technologies Holding PLC	50,757	1,742,995
		38,555,666
Ground Transportation - 0.3%
Proficient Auto Logistics Inc (c)	208,144	1,704,699
Universal Logistics Holdings Inc	205,623	8,644,391
		10,349,090
Machinery - 1.7%
Allison Transmission Holdings Inc	9,403	1,004,805
Blue Bird Corp (b)	40,395	1,701,033
Crane Co	26,536	4,173,582
Enpro Inc	66,587	9,695,733
Esab Corp	90,386	11,121,093
Gates Industrial Corp PLC (b)	252,200	4,880,070
Hillenbrand Inc (c)	514,138	14,164,503
Miller Industries Inc/TN	45,803	3,006,509
Terex Corp	174,578	9,027,428
Timken Co/The	119,380	9,908,540
		68,683,296
Professional Services - 2.3%
Barrett Business Services Inc	95,757	3,465,446
CACI International Inc (b)	9,849	5,442,163
Concentrix Corp	118,752	5,048,148
Genpact Ltd	648,344	24,747,291
KBR Inc	295,738	19,817,404
Leidos Holdings Inc	4,958	908,107
Maximus Inc	221,078	19,109,982
Science Applications International Corp	65,075	9,389,672
		87,928,213
Trading Companies & Distributors - 1.2%
Beacon Roofing Supply Inc (b)	132,821	12,228,829
Core & Main Inc Class A (b)	300,704	13,315,173
Ferguson Enterprises Inc	40,454	7,958,920
Global Industrial Co	210,164	5,575,651
GMS Inc (b)	8,685	780,695
Rush Enterprises Inc Class A	139,326	7,883,065
		47,742,333
TOTAL INDUSTRIALS		353,644,923

Information Technology - 8.0%
Electronic Equipment, Instruments & Components - 4.2%
Advanced Energy Industries Inc	160,382	17,406,258
Belden Inc	172,481	19,640,411
CDW Corp/DE	36,192	6,812,420
Crane NXT Co	362,791	19,688,668
Flex Ltd (b)	334,969	11,613,375
Insight Enterprises Inc (b)	74,307	12,997,780
Jabil Inc	118,806	14,623,831
Methode Electronics Inc	304,107	2,651,813
Sanmina Corp (b)	5,479	384,078
TD SYNNEX Corp	297,795	34,350,654
Vontier Corp	695,486	25,788,621
		165,957,909
IT Services - 1.5%
Amdocs Ltd	409,012	35,888,758
Cognizant Technology Solutions Corp Class A	320,647	23,917,060
		59,805,818
Semiconductors & Semiconductor Equipment - 1.3%
Diodes Inc (b)	178,963	10,465,756
Micron Technology Inc	86,060	8,575,879
MKS Instruments Inc	200,812	19,946,656
Skyworks Solutions Inc	157,066	13,755,840
		52,744,131
Technology Hardware, Storage & Peripherals - 1.0%
Dell Technologies Inc Class C	59,971	7,414,214
Seagate Technology Holdings PLC	304,669	30,579,628
		37,993,842
TOTAL INFORMATION TECHNOLOGY		316,501,700

Materials - 4.1%
Chemicals - 2.0%
Axalta Coating Systems Ltd (b)	599,327	22,726,480
Celanese Corp	113,984	14,358,564
Element Solutions Inc	318,131	8,621,350
LyondellBasell Industries NV Class A1	279,823	24,302,628
Tronox Holdings PLC	612,108	7,418,749
		77,427,771
Construction Materials - 0.5%
Eagle Materials Inc	65,375	18,661,948
GCC SAB de CV	20,272	165,786
RHI Magnesita NV	53,309	2,206,531
		21,034,265
Containers & Packaging - 1.1%
International Paper Co	200,134	11,115,442
Packaging Corp of America	69,141	15,829,141
Silgan Holdings Inc	316,209	16,360,654
		43,305,237
Metals & Mining - 0.5%
Arch Resources Inc Class A	38,222	5,609,461
Warrior Met Coal Inc (c)	234,099	14,778,670
		20,388,131
Paper & Forest Products - 0.0%
Sylvamo Corp	7,373	626,852
TOTAL MATERIALS		162,782,256

Real Estate - 1.3%
Industrial REITs - 0.1%
STAG Industrial Inc Class A	104,241	3,886,104
Real Estate Management & Development - 0.7%
Jones Lang LaSalle Inc (b)	89,494	24,249,295
Landbridge Co LLC Class A	57,985	3,252,959
Tejon Ranch Co (b)	19,807	315,129
		27,817,383
Residential REITs - 0.5%
Camden Property Trust	59,767	6,920,421
Mid-America Apartment Communities Inc	75,674	11,452,503
		18,372,924
TOTAL REAL ESTATE		50,076,411

Utilities - 1.7%
Electric Utilities - 1.7%
PG&E Corp	3,348,931	67,715,385
Southern Co/The	13,113	1,193,676
		68,909,061
TOTAL UNITED STATES		2,491,763,668
TOTAL COMMON STOCKS (Cost $3,260,965,527)		3,851,068,143

Non-Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group Inc 6.25% (f)(g) (Cost $0)	388,666	0

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.87	85,704,213	85,721,354
Fidelity Securities Lending Cash Central Fund (h)(i)	4.87	43,922,573	43,926,964
TOTAL MONEY MARKET FUNDS (Cost $129,648,317)			129,648,318

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $3,390,613,844)	3,980,716,461
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(35,595,352)
NET ASSETS - 100.0%	3,945,121,109

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $17,060,476 or 0.5% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,671,310 or 0.4% of net assets.

(f)	Level 3 security
(g)	Non-income producing - Security is in default.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	165,742,152	254,234,455	334,255,253	1,621,877	-	-	85,721,354	0.2%
Fidelity Securities Lending Cash Central Fund	31,295,357	113,124,981	100,493,374	19,900	-	-	43,926,964	0.2%
Total	197,037,509	367,359,436	434,748,627	1,641,777	-	-	129,648,318

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.